PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

4. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2022	2023
Buildings and plant	$555,712	$906,293
Machinery and equipment	1,094,834	2,020,209
Furniture, fixtures and equipment	79,593	124,283
Motor vehicles	2,140	3,219
Less: Accumulated depreciation	405,412	535,159
Property, plant and equipment, net	$1,326,867	$2,518,845
Construction in process	1,278,328	1,107,578
Total	$2,605,195	$3,626,423

Depreciation expense was $77.4 million, $107.1 million and $148.9 million for the years ended December 31, 2021, 2022 and 2023, respectively.